Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and liabilities as of December 31, 2019 and 2018 are presented below:

	For the Years Ended
	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$4,599,898	$3,328,192
Receivable allowance	21,000	30,800
Stock-based compensation	267,226	244,157
Accruals	48,502	44,816
Intangible assets	469,169	527,235
Property and equipment	2,858	-
Deferred revenues	358,646	166,025
Gross deferred tax asset	5,767,299	4,341,225

Deferred tax liabilities:
Beneficial conversion feature	(10,897)	(352,111
Deferred Rent	(260)	(5,798

Gross deferred tax liabilities	(11,157)	(357,909)

Net deferred tax assets	5,756,142	3,983,316

Valuation allowance	(5,756,142)	(3,983,316)

Net deferred tax assets, net of valuation allowance	$-	$-

Schedule of Income Tax (Provision) Benefit

The income tax (provision) benefit for the periods shown consist of the following:

	For the Years Ended
	December 31,
	2019	2018
Federal:
Current	$-	$-
Deferred	1,329,620	606,915
State and local:
Current	-	-
Deferred	443,206	202,305
	1,772,826	809,220
Change in valuation allowance	(1,772,826)	(809,220)
Income tax (provision) benefit	$-	$-

Schedule of Reconciliation of Statutory Federal Income Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown, are as follows:

	For the Years Ended
	December 31,
	2019	2018

Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax benefit, net of federal impact	7.0%	7.0%
Permanent differences	(20.6)%	(0.6)%
Income passed through to non-controlling interests	(0.0)%	(0.0)%
Change in effective rate	(0.4)%	(3.0)%
Other	(0.8)%	(0.1)%
Change in valuation allowance	(6.2)%	(24.3)%

Effective income tax rate	0.0%	0.0)%